Share capital	12 Months Ended
Dec. 31, 2022
Share capital
Share capital

21a          Share capital

	Ordinary shares of USD0.001 each
	Number of	Nominal	Nominal
	shares	value	value
		USD’000	RMB’000
Authorised:
As at 1 January 2020, 31 December 2020, 1 January 2021, 31 December 2021, 1 January 2022 and 31 December 2022	1,500,000,000	1,500	10,599
Issued and paid:
As at 1 January 2020, 31 December 2020, 1 January 2021, 31 December 2021, 1 January 2022 and 31 December 2022	70,838,671	72	469
Issuance of shares to Hawyu (HK) Limited (Note i)	21,413,276	21	144
Issuance of shares under Performance Incentive Plan (Note ii)	1,927,793	2	13
As at 31 December 2022	94,179,740	95	626

Note i:

In May 2021, we entered into definite share subscription agreement for the issuance of 5,329,410 ordinary shares to Lafang China Co., Ltd. (“Lafang”), a daily consumer products producer in China, at a sale price of US$8.50 for every three ordinary shares (equivalent to US$8.50 per American Depositary Share of the Company), which amounted to US$15.1 million in proceeds. In May 2022, we entered into an amendment to the above share subscription agreement with Lafang. Pursuant to this amendment, we issued 21,413,276 ordinary shares to Hawyu (HK) Limited, a wholly-owned subsidiary of Lafang, at a sale price of RMB4.67 per ordinary share (equivalent to approximately US$2.1 per American Depositary Share based on the exchange rate as of 31 May 2022), which amounted to RMB100 million (US$15 million) in proceeds. The private placement was closed in July 2022. We utilized the money from this private placement to fund our business development and working capital.

Note ii:

On 29 July 2022, the Company issued 1,927,793 new ordinary shares to certain employees, representing an aggregate 2.0% of the total number of outstanding ordinary shares, at nil consideration in accordance with the 2019 Performance Incentive Plan proposed in September 2019. The purpose of this share option plan is to recognize contributions made by key employees on the negotiation and execution of the financing with Lafang China Co., Ltd. and Jiechuang, as well as to provide an incentive to retain a long-term relationship with the Company under the alignment of interests.

21b          Treasury Shares

	Number of
	shares	RMB’000
As at 1 January 2020, 31 December 2020, 1 January 2021, 31 December 2021, 1 January 2022 and 31 December 2022	135,002	2,023

21          Share capital (Continued)

Note i:

On 13 October 2020, the Company announced that its board of directors had approved a share repurchase program, under which the Company was authorized to repurchase in the open market up to US$6.0 million worth of its American depositary shares (“ADSs”) from time to time until 12 October 2021, depending on general market conditions, trading price and other factors, as well as subject to the applicable laws and the Company’s securities trading policy. During the applicable period, 135,000 ordinary shares were repurchased as treasury shares with a total consideration of approximately RMB2 million.